Document and Entity Information	Oct. 30, 2024
Cover [Abstract]
Entity Registrant Name	Sylvamo Corp
Amendment Flag	false
Entity Central Index Key	0001856485
Document Type	8-K
Document Period End Date	Oct. 30, 2024
Entity File Number	001-40718
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6077 Primacy Parkway
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38119
City Area Code	(901)
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false